Property, Plant and Equipment: (Tables)	9 Months Ended
Sep. 30, 2019
Property, Plant and Equipment: (Tables) [Abstract]
Property, Plant Equipment:

Note 6.      Property, Plant and Equipment:

		Accumulated
	Cost	Depreciation	Net
September 30, 2019
Machinery and equipment	$11,677,534	$-	$11,677,534
Furniture and office equipment	479,579	(353,495)	126,084
Transportation equipment	491,025	(108,276)	382,749
Leasehold improvements	51,658	(16,307)	35,351
Mineral property	350,000	-	350,000
	$13,049,796	$(478,078)	$12,571,718

		Accumulated
	Cost	Depreciation	Net
December 31, 2018
Machinery and equipment	$11,677,534	$-	$11,677,534
Furniture and office equipment	469,569	(333,828)	135,741
Transportation equipment	491,025	(34,622)	456,403
Leasehold improvements	51,658	(11,063)	40,595
Mineral property	350,000	-	350,000
	$13,039,786	$(379,513)	$12,660,273